Vessels in Operation	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels in Operation

3.Vessels in Operation

	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2019	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)
As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586

Additions	27,624	—	27,624
Depreciation	—	(20,441)	(20,441)
Impairment loss	(43,803)	35,306	(8,497)
Transfers to Assets held for sale	(7,058)	—	(7,058)
As of June 30, 2020	$1,283,699	$(136,485)	$1,147,214

In March 2020, the Company entered into an agreement to sell GSL Matisse and Utrillo to third parties for an aggregate sale price of $7,355. Both vessels were delivered to their new owners in July 2020 (see note 10).

On February 21, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Nicoletta for a purchase price of $13,000.

On January 29, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Christen for a purchase price of $13,000.

On December 12, 2019, the Company took delivery of two 2004-built, 6,080 TEU containerships, GSL Vinia and GSL Christel Elisabeth, for a contract price of $12,250 each.

On October 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Kalliopi, for a contract price of $15,000.

On September 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Grania, for a contract price of $15,000.

On May 28, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Eleni, for a contract price of $18,500.

Impairment

During the three months ended March 31, 2020, the Company determined that the vessels Utrillo and GSL Matisse should be divested. As at March 31, 2020, the vessels were not immediately available for sale and therefore did not qualify as “assets held for sale” as of March 31, 2020. As of March 31, 2020, the Company had an expectation that the vessels would each be sold before the end of their estimated useful life, and as a result an impairment test of each of the specific asset groups was performed. An impairment loss of $7,585 has been recognized under the line item “Vessel impairment losses” in the interim unaudited Consolidated Statements of Operations for the three months ended March 31, 2020.

As of June 30, 2020, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360 for the classification of the vessels GSL Matisse and Utrillo as “held for sale” were met. As of June 30, 2020, the amount of $7,096, separately reflected in Assets held for sale in the unaudited interim Consolidated balance sheets, represents the fair market value of these vessels based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost of amount $38), amounting to $912, has been recognized during the second quarter of 2020 under the line item “Vessel impairment losses”.

The total impairment loss recognized for the six months ended June 30, 2020 amounted to $8,497.

For all vessels, except for GSL Matisse and Utrillo, the Company has evaluated the impact of current economic situation on the recoverability of all its other vessel groups. The impairment review resulted in no impairment loss for the three months ended June 30, 2020.

Collateral

As of June 30, 2020, 18 vessels of the GSL Fleet were pledged as collateral under the 2022 Notes and the Citi Super Senior Term Loan (“Citi Credit Facility”), one vessel of the GSL Fleet was pledged as collateral under the Hayfin Credit Facility.  Five of the seven vessels acquired during 2019 and 2020 were pledged under the Hellenic Bank Credit Facility (see note 4h). Additionally, the loan facilities of Poseidon Fleet are collateralized by preferred mortgages over 16 of the Poseidon vessels. Throughout the Company, five vessels were unencumbered as of June 30, 2020.

Advances for vessel acquisitions and other additions

The Company has made advances for the installation of scrubbers and ballast water treatments totaling $10,073 and $10,791 as of June 30, 2020 and December 31, 2019, respectively.  It is expected that the installations will be completed during 2020.